EATON VANCE FOCUSED GROWTH OPPORTUNTIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNTIES FUND

Supplement to Prospectus dated July 1, 2019

1.	The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Focused Value Opportunities Fund”:

Aaron S. Dunn, CFA, Vice President of Eaton Vance, has managed the Fund since December 2017.

Bradley Galko, CFA, Vice President of Eaton Vance, has managed the Fund since February 2020.

Edward J. Perkin, CFA, Chief Equity Investment Officer and Vice President of Eaton Vance, has managed the Fund since June 2014.

2.	The following replaces the third paragraph under “Focused Value Opportunities Fund.” in “Management and Organization”:

Aaron S. Dunn, CFA, Edward J. Perkin, CFA and Bradley Galko, CFA manage the Fund. Mr. Dunn has served as portfolio manager of the Fund since December 2017 and manages other Eaton Vance portfolios. He is a Vice President of Eaton Vance and BMR and has been employed by Eaton Vance for more than five years. Mr. Perkin has served as a portfolio manager of the Fund since June 2014 and manages other Eaton Vance portfolios. Mr. Perkin is Chief Equity Investment Officer and Vice President of Eaton Vance and has been employed by Eaton Vance for more than five years. Mr. Galko has served as portfolio manager of the Fund since February 2020 and manages other Eaton Vance portfolios. He is a Vice President of Eaton Vance and BMR and has been employed by Eaton Vance for more than five years.

February 3, 2020	34597 2.3.20

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND
EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

Supplement to Statement of Additional Information dated July 1, 2019

The following is added to the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Bradley Galko*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*       As of Decemberr 31, 2019. Mr. Galko became a portfolio manager on February 3, 2020.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Focused Value Opportunities Fund
Bradley Galko*	$10,001 - $50,000	$100,001 - $500,000

*       As of December 31, 2019. Mr. Galko became a portfolio manager on February 3, 2020.

February 3, 2020